Contingent Liabilities and Commitments (Details) € in Thousands, $ in Thousands, $ in Thousands		1 Months Ended									12 Months Ended
	Aug. 06, 2018 USD ($)	Jun. 28, 2021 EUR (€)	Mar. 16, 2021 USD ($)	Aug. 19, 2019 USD ($)	Jul. 31, 2019 USD ($)	Feb. 25, 2019 USD ($)	Aug. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016 USD ($)
Contingent Liabilities and Commitments (Details) [Line Items]
Commission Income Expense (in Euro) | €											€ 25
Annual royalties (in Euro) | €											€ 10
Patent agreement, description											4)Royalties in a total amount of up to €850 thousand based on certain progress milestones in the license stages of the products, which are the subject of the patent under the agreement, as follows: (i) €50 thousand upon initiation of Phase I studies; (ii) €100 thousand upon initiation of Phase II studies; (iii) €200 thousand upon initiation of Phase III studies; and (iv) €500 thousand upon marketing approval by any regulatory authority. 5) If the agreement is sublicensed to another company, the Company will provide Leiden University royalties at a rate of 10%. A merger, consolidation or any other change in ownership will not be viewed as an assignment of the agreement as discussed in this paragraph. As of December 31 2021, no accrual has been recorded with respect to Leiden University. b. Commitments and license agreements: 1. In March 2015, the Company signed a distribution agreement with Cipher Pharmaceuticals (“Cipher”). As part of the distribution agreement, Cipher will distribute Can-Fite’s lead drug candidate, Piclidenoson for the treatment of psoriasis and rheumatoid arthritis in the Canadian market upon receipt of regulatory approvals. Under the terms of the agreement, Cipher made an upfront payment of USD 1,292 (CAD 1,650 thousand) to the Company in March 2015. In addition, the agreement provides that additional payments of up to CAD 2,000 thousand will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of Piclidenoson in Canada. Under the agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals and shall use commercially reasonable efforts in conducting such activities. In addition, the Company agreed to form a joint steering committee with Cipher which will oversee the progress of the clinical studies. 2. In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”) for future sales in South Korea. As part of the distribution agreement, CKD will distribute Namodenoson for the treatment of liver cancer in the South Korean market upon receipt of regulatory approvals. Under the terms of the agreement, CKD made an upfront payment of USD 500 to the Company in December 2016 and in August 2017, the Company received a second milestone payment in the amount of USD 500 from CKD, which has licensed the exclusive right to distribute Namodenoson for the treatment of liver cancer in Korea upon receipt of regulatory approvals. In addition, the agreement provides that additional payments of up to USD 2,500 will be received by the Company upon the achievement of certain milestones. Under the agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals and shall use commercially reasonable efforts in conducting such activities. On February 25, 2019, the Company’s Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 6,000 in upfront and milestone payments payable with respect to the NASH indication. The Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch. In April 2019, the Company received an upfront payment of USD 1,000. 3. On December 22, 2008, the Company signed an agreement regarding the provision of a license for Piclodenoson with a South Korean pharmaceutical company, Kwang Dong Pharmaceutical Co. Ltd. (“KD”). According to the license agreement, the Company granted the KD a license to use, develop and market its Piclodenoson for treating only rheumatoid arthritis only in the Republic of Korea. As of December 31, 2021, the Company estimates that such contingent payments are remote. 4.
Royalties in a total amount (in Euro) | €											€ 850
Royalty payments, percentage											10.00%
Upfront payment amount						$ 1,000
Additional payments								$ 2,500
Minimum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Percentage of net sales											2.00%
Maximum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Percentage of net sales											(3.00%)
Business Combination [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Distribution and supply agreement, description											the Company is entitled to €1,500 thousand upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousand and €1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received approximately USD 350 upon reaching the first milestone.
Cipher [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage									16.50%	16.50%
Upfront payment amount									$ 1,292	$ 1,650
Additional payments									$ 2,000
Chong kun dang [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Upfront payment amount						$ 6,000	$ 500					$ 500
CMS Medical [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Upfront payment amount	$ 2,000
Kyongbo Pharm [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Upfront payment amount				$ 750	$ 750
Additional payments					$ 3,250
Switzerland Based Ewopharma [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Upfront payment amount			$ 2,250
Additional payable			$ 40,450
Percentage of royalties on net sales			17.50%
Vetbiolix [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage		30.00%
Non-refundable upfront payment (in Euro) | €		€ 250
Vetbiolix [Member] | Minimum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage		15.00%
Vetbiolix [Member] | Maximum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Royalty payments, percentage		(40.00%)